Deferred Tax - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	€ 101	€ 193	€ 125
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	20	32
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	4	6
Unused tax credits [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, tax	405	391
Taxable temporary differences [member] | Defined benefit plans and Other items [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	5	99
Gross amounts	31	406
Unremitted earnings [member]
Deferred tax assets and liabilities [Line Items]
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets, gross	1,769	1,774
Deferred corporate income tax assets not recognized in respect of deductible temporary differences relating to financial assets tax amount	441	383
Losses [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets recognized for tax losses, gross	1,346	1,379
Deferred tax assets recognized for tax losses, tax	€ 230	€ 236